Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Detailed Information About Intangible Assets Text Block [Abstract]
Schedule of intangible assets
Thousands of $	Patents and Software licenses	Internally developed intangible assets	Externally acquired Intellectual property	Customers	TOTAL
Gross value
At January 1, 2021	5,134	9,323	4,500	-	18,957
Gross value at December 31, 2021	5,134	9,323	4,500	-	18,957
Accumulated amortization and impairment At January 1, 2021	(4,676)	(6,810)	(2,413)	-	(13,899)
Additions	(234)	(926)	(450)		(1,610)
Accumulated amortization and impairment at December 31, 2021	(4,910)	(7,736)	(2,863)	-	(15,509)
Net value at December 31, 2021	224	1,587	1,637	-	3,448

Gross value
At January 1, 2022	5,134	9,323	4,500	-	18,957
Additions		1,049	325		1,374
Additions through business combination (Note 3)			36,550	8,007	44,557
Currency translation adjustments
Gross value at December 31, 2022	5,134	10,372	41,375	8,007	64,888
Accumulated amortization and impairment At January 1, 2022	(4,910)	(7,736)	(2,863)	-	(15,509)
Additions	(224)	(942)	(1,490)	(513)	(3,169)
Impairment		(44)			(44)
Currency translation adjustments
Accumulated amortization and impairment at December 31, 2022	(5,134)	(8,722)	(4,353)	(513)	(18,722)
Net value at December 31, 2022	0	1,650	37,022	7,494	46,166